Stockholders' Equity	9 Months Ended	12 Months Ended
	Feb. 29, 2020	May 31, 2019
Equity [Abstract]
Stockholders' Equity

NOTE 8 — STOCKHOLDERS’ EQUITY

Common Stock

The Company is authorized to issue 20,000,000 shares of common stock with a par value of $0.0001 per share. Holders of the shares of the Company’s common stock are entitled to one vote for each share. At February 29, 2020, there were 7,858,975 shares of common stock issued and outstanding.

Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. At February 29, 2020, there were no shares of preferred stock issued or outstanding.

Private Placement

Beginning in February 2019, the Company sold units in connection with a private offering by the Company to raise working capital of up to $2,000,000 (the “Offering Amount” ) through the sale to accredited investors only of up to up to 1,000,000 “Units” of the Company’s securities, at a purchase price of $2.00 per Unit, with each Unit consisting of (i) one share of common stock, par value $0.0001 per share of the Company (the “Common Stock”) and (ii) a warrant to purchase one share of common stock, exercisable at a price of $4.00 per share, exercisable at any time within five years of issuance (each, a “Warrant”) as provided for in the Company’s Term Sheet for Unit Offering dated February 6, 2019 (the “Term Sheet”).

For the year ended May 31, 2019, the Company sold 962,500 units for gross proceeds of $1,925,000. During the nine months ended February 29, 2020, the Company sold 25,000 units for gross proceeds of $50,000. The common shares underlying the units have not been issued yet and the $50,000 is included on the balance sheet with current liabilities.

During the nine months ended February 29, 2020, the Company issued 750,000 shares of common stock for the acquisition of PLAYlive. The shares were valued at $1,440,000, the fair value at the time of issuance.

Stock - Based Compensation

On March 27, 2019, the Company issued 180,000 shares of common stock to 3 employees. The shares were issued in conjunction with their employment agreements and vested ratably through December 31, 2019. As of February 29, 2020, 180,000 shares have vested, and for the year ended May 31, 2019 and the nine months ended February 29, 2020, the Company recognized $27,000 and $63,000 of stock-based compensation, respectively, based on the trading price on March 27, 2019 (measurement date) of $0.60 per share. As of February 29, 2020, there is no further unrecognized compensation cost related to these shares.

In November 2019, the Company recorded $90,000 of stock-based compensation for shares issued to an officer for past services provided.

Warrants

For the year ended May 31, 2018, the Company issued 5,461,500 warrants in conjunction with its initial public offering. These warrants are exercisable for five years from November 20, 2018, the date of the initial business combination and have an exercise price equal to $11.50.

For the year ended May 31, 2019, the Company issued 962,500 warrants in conjunction with the above-mentioned private placement. These warrants are exercisable for 5 years and have an exercise price of $4.00

A summary of the status of the Company’s outstanding stock warrants for the nine months ended February 29, 2020 is as follows:

	Number of Shares	Average Exercise Price	Expiration Date
Outstanding – May 31, 2019	6,424,000	$10.38

Granted – February 29, 2020	-
Outstanding – February 29, 2020	6,424.000	$10.38	May 2024
Warrants exercisable at February 29, 2020	6,424,000

NOTE 9 — STOCKHOLDERS’ EQUITY

Common Stock

The Company is authorized to issue 20,000,000 shares of common stock with a par value of $0.0001 per share. Holders of the shares of the Company’s common stock are entitled to one vote for each share. At May 31, 2019, there were 7,003,975 shares of common stock issued and outstanding.

Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share. At May 31, 2019, there were no shares of preferred stock issued or outstanding.

Private Placement

Beginning in February of 2019 and closing in May of 2019, the Company sold units in connection with a private offering by the Company to raise working capital of up to $2,000,000 (the “Offering Amount”) through the sale to accredited investors only of up to up to 1,000,000 “Units” of the Company’s securities, at a purchase price of $2.00 per Unit, with each Unit consisting of (i) one share of common stock, par value $0.0001 per share of the Company (the “Common Stock”) and (ii) a warrant to purchase one share of Common Stock, exercisable at a price of $4.00 per share, exercisable at any time within five years of issuance (each, a “Warrant”) as provided for in the Company’s Term Sheet for Unit Offering dated February 6, 2019 (the “Term Sheet”).

The Company sold 962,500 units for gross proceeds of $1,925,000.

Stock Based Compensation

On March 27, 2019 the Company issued 180,000 shares of common stock to 3 employees. The shares were issued in conjunction with their employment agreements and vest ratably through December 31, 2019. As of May 31, 2019, 75,000 shares have vested, and the Company recognized $45,000 of stock-based compensation based on the trading price on March 27, 2019 (measurement date) of $0.60 per share. As of May 31, 2019, unrecognized compensation cost related to these shares is $63,000.

Warrants

For the year ended May 31, 2018, the Company issued 5,461,500 warrants in conjunction with its Initial Public Offerings. These warrants are exercisable for five years from November 20, 2018, the date of the initial business combination and have an exercise price equal to $11.50.

For the year ended May 31, 2019, the Company issued 962,500 warrants in conjunction with the above mentioned private placement. These warrants are exercisable for 5 years and have an exercise price of $4.00

A summary of the status of the Company’s outstanding stock warrants for the years ended May 31, 2019 and 2018 is as follows:

	Number of Shares	Average Exercise Price	Expiration Date
Outstanding – May 31, 2017	-	$-
Granted – August 2017	5,461,500	11.50	November 2023
Outstanding – May 31, 2018	5,461,500	11.50

Granted – May 31, 2019	962,500	4.00	May 2024
Outstanding – May 31, 2019	6,424.000	$10.38
Warrants exercisable at May 31, 2019	6,424,000